UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09086

Registrant as specified in charter:	TD Asset Management USA Funds Inc.
Address of principal executive offices:	31 West 52nd, New York, NY 10019

Name and address of agent for service:	Mr. Kevin LeBlanc
31 West 52nd, New York, NY 10019

Registrant’s telephone number:	(212) 827-7061

Date of fiscal year end:	October 31
Date of reporting period:	July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

1.	TDAM Money Market Portfolio
2.	TDAM U.S. Government Portfolio
3.	TDAM Municipal Portfolio
4.	TDAM California Municipal Money Market Portfolio
5.	TDAM New York Municipal Money Market Portfolio
6.	TDAM Institutional Money Market Fund
7.	TDAM Institutional Municipal Money Market Fund
8.	TDAM Institutional U.S. Government Fund
9.	TDAM Institutional Treasury Obligations Money Market Fund
10.	TDAM Short-Term Investment Fund
11.	TDAM Short-Term Bond Fund
12.	TDAM Global Sustainability Fund

TDAM MONEY MARKET PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2011 through June 30, 2012 with respect to which the registrant was entitled to vote.

TDAM U.S. GOVERNMENT PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2011 through June 30, 2012 with respect to which the registrant was entitled to vote.

TDAM MUNICIPAL PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2011 through June 30, 2012 with respect to which the registrant was entitled to vote.

TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2011 through June 30, 2012 with respect to which the registrant was entitled to vote.

TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2011 through June 30, 2012 with respect to which the registrant was entitled to vote.

TDAM INSTITUTIONAL MONEY MARKET FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2011 through June 30, 2012 with respect to which the registrant was entitled to vote.

TDAM INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2011 through June 30, 2012 with respect to which the registrant was entitled to vote. The TDAM Institutional Municipal Money Market Fund commenced operations on November 19, 2009.

TDAM INSTITUTIONAL U.S. GOVERNMENT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2011 through June 30, 2012 with respect to which the registrant was entitled to vote.

TDAM INSTITUTIONAL U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2011 through June 30, 2012 with respect to which the registrant was entitled to vote.

TDAM SHORT-TERM INVESTMENT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2011 through June 30, 2012 with respect to which the registrant was entitled to vote.

TDAM SHORT-TERM BOND FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2011 through June 30, 2012 with respect to which the registrant was entitled to vote.

TDAM GLOBAL SUSTAINABILITY FUND

The registrant voted on all matters relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote.

Notes:	“Mgmt Rec” is defined as a Company Management Recommended vote.
“A” represents an Annual Meeting.
“S” represents a Special Meeting.
“A/S” represents an Annual/Special Meeting.
“PC” and/or “C” represents a Proxy Contest.
“WC” represents a Written Contest.

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

Tesco plc

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
TSCO	01-Jul-11	United Kingdom	G87621101	Annual	29-Jun-11

CUSIP: G87621101	ISIN: GB0008847096	SEDOL: 0884709

Vote
		Proponent	Mgmt Rec	Instruction

1	Accept Financial Statements and Statutory Reports	Mgmt	For	For

2	Approve Remuneration Report	Mgmt	For	For

3	Approve Final Dividend	Mgmt	For	For

4	Elect Gareth Bullock as Director	Mgmt	For	For

5	Elect Stuart Chambers as Director	Mgmt	For	For

6	Re-elect David Reid as Director	Mgmt	For	For

7	Re-elect Philip Clarke as Director	Mgmt	For	For

8	Re-elect Richard Brasher as Director	Mgmt	For	For

9	Re-elect Patrick Cescau as Director	Mgmt	For	For

10	Re-elect Karen Cook as Director	Mgmt	For	For

11	Re-elect Ken Hanna as Director	Mgmt	For	For

12	Re-elect Andrew Higginson as Director	Mgmt	For	For

13	Re-elect Ken Hydon as Director	Mgmt	For	For

14	Re-elect Tim Mason as Director	Mgmt	For	For

15	Re-elect Laurie Mcllwee as Director	Mgmt	For	For

16	Re-elect Lucy Neville-Rolfe as Director	Mgmt	For	For

17	Re-elect David Potts as Director	Mgmt	For	For

18	Re-elect Jacqueline Bakker as Director	Mgmt	For	For

19	Reappoint PricewaterhouseCoopers LLP as Auditors	Mgmt	For	For

20	Authorise Board to Fix Remuneration of Auditors	Mgmt	For	For

21	Authorise Issue of Equity with Pre-emptive Rights	Mgmt	For	For

22	Authorise Issue of Equity without Pre-emptive Rights	Mgmt	For	For

23	Authorise Market Purchase	Mgmt	For	For

24	Authorise EU Political Donations and Expenditure	Mgmt	For	For

25	Approve Performance Share Plan 2011	Mgmt	For	For

26	Approve Savings-Related Share Option Scheme	Mgmt	For	For

27	Authorise the Company to Call EGM with Two Weeks' Notice	Mgmt	For	For

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

Man Group plc

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
EMG	07-Jul-11	United Kingdom	G5790V156	Annual	05-Jul-11

CUSIP: G5790V156	ISIN: GB00B28KQ186	SEDOL: B28KQ18

Vote
		Proponent	Mgmt Rec	Instruction

1	Accept Financial Statements and Statutory Reports	Mgmt	For	For

2	Approve Remuneration Report	Mgmt	For	For

3	Approve Final Dividend	Mgmt	For	For

4	Elect Emmanuel Roman as Director	Mgmt	For	For

5	Elect Matthew Lester as Director	Mgmt	For	For

6	Re-elect Alison Carnwath as Director	Mgmt	For	For

7	Re-elect Phillip Colebatch as Director	Mgmt	For	For

8	Reappoint PricewaterhouseCoopers LLP as Auditors	Mgmt	For	For

9	Authorise Board to Fix Remuneration of Auditors	Mgmt	For	For

10	Authorise Issue of Equity with Pre-emptive Rights	Mgmt	For	For

11	Authorise Issue of Equity without Pre-emptive Rights	Mgmt	For	For

12	Authorise Market Purchase	Mgmt	For	For

13	Authorise the Company to Call EGM with Two Weeks' Notice	Mgmt	For	For

14	Amend Articles of Association	Mgmt	For	For

15	Approve 2011 Executive Share Option Plan	Mgmt	For	For

Great Western Minerals Group Ltd.

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
GWG	12-Jul-11	Canada	39141Y103	Annual/Special	03-Jun-11

CUSIP: 39141Y103	ISIN: CA39141Y1034	SEDOL: 2389473

Vote
		Proponent	Mgmt Rec	Instruction

1	Elect J. Rupert Allan, Gary L. Billingsley, James B. Engdahl,	Mgmt	For	Withhold
Ian S. McNaughton, Robert J. Quinn, David Kennedy, William
H. McKnight and Russell Grant as Directors
Voter Rationale: TDAM opposes slates of directors when the majority of the board is not independent.

Policy Rationale: TDAM opposes slates of directors when the majority of the board is not independent.

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

Great Western Minerals Group Ltd.

Vote
		Proponent	Mgmt Rec	Instruction

2	Approve KPMG LLP as Auditors and Authorize Board to Fix	Mgmt	For	For
Their Remuneration

3	Re-approve Stock Option Plan	Mgmt	For	Against

Voter Rationale: TDAM generally opposes the grant of options or the implementation of stock option plans where the exercise price is less than 100% of the fair market value at the date of grant.
Policy Rationale: TDAM generally opposes the grant of options or the implementation of stock option plans where the exercise price is less than 100% of the fair market value at the date of grant.

4	Approve Shareholder Rights Plan	Mgmt	For	For

Johnson Matthey plc

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
JMAT	19-Jul-11	United Kingdom	G51604109	Annual	15-Jul-11

CUSIP: G51604109	ISIN: GB0004764071	SEDOL: 0476407

Vote
		Proponent	Mgmt Rec	Instruction

1	Accept Financial Statements and Statutory Reports	Mgmt	For	For

2	Approve Remuneration Report	Mgmt	For	For

3	Approve Final Dividend	Mgmt	For	For

4	Elect Alan Ferguson as Director	Mgmt	For	For

5	Elect Tim Stevenson as Director	Mgmt	For	For

6	Re-elect Neil Carson as Director	Mgmt	For	For

7	Re-elect Sir Thomas Harris as Director	Mgmt	For	For

8	Re-elect Robert MacLeod as Director	Mgmt	For	For

9	Re-elect Larry Pentz as Director	Mgmt	For	For

10	Re-elect Michael Roney as Director	Mgmt	For	For

11	Re-elect Bill Sandford as Director	Mgmt	For	For

12	Re-elect Dorothy Thompson as Director	Mgmt	For	For

13	Reappoint KPMG Audit plc as Auditors of the Company	Mgmt	For	For

14	Authorise Board to Fix Remuneration of Auditors	Mgmt	For	For

15	Authorise EU Political Donations and Expenditure	Mgmt	For	For

16	Authorise Issue of Equity with Pre-emptive Rights	Mgmt	For	For

17	Authorise Issue of Equity without Pre-emptive Rights	Mgmt	For	For

18	Authorise Market Purchase	Mgmt	For	For

19	Authorise the Company to Call EGM with Two Weeks' Notice	Mgmt	For	For

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

United Utilities Group plc

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
UU.	22-Jul-11	United Kingdom	G92755100	Annual	20-Jul-11

CUSIP: G92755100	ISIN: GB00B39J2M42	SEDOL: B39J2M4

Vote
		Proponent	Mgmt Rec	Instruction

1	Accept Financial Statements and Statutory Reports	Mgmt	For	For

2	Approve Final Dividend	Mgmt	For	For

3	Approve Remuneration Report	Mgmt	For	For

4	Re-elect Dr John McAdam as Director	Mgmt	For	For

5	Elect Steve Mogford as Director	Mgmt	For	For

6	Elect Russ Houlden as Director	Mgmt	For	For

7	Re-elect Dr Catherine Bell as Director	Mgmt	For	For

8	Re-elect Paul Heiden as Director	Mgmt	For	For

9	Re-elect David Jones as Director	Mgmt	For	For

10	Re-elect Nick Salmon as Director	Mgmt	For	For

11	Appoint KPMG Audit plc as Auditors	Mgmt	For	For

12	Authorise Board to Fix Remuneration of Auditors	Mgmt	For	For

13	Authorise Issue of Equity with Pre-emptive Rights	Mgmt	For	For

14	Authorise Issue of Equity without Pre-emptive Rights	Mgmt	For	For

15	Authorise Market Purchase	Mgmt	For	For

16	Authorise the Company to Call EGM with Two Weeks' Notice	Mgmt	For	For

17	Amend Articles of Association	Mgmt	For	For

18	Authorise EU Political Donations and Expenditure	Mgmt	For	For

.

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

Vodafone Group plc

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
VOD	26-Jul-11	United Kingdom	G93882135	Annual	22-Jul-11

CUSIP: G93882135	ISIN: GB00B16GWD56	SEDOL: B16GWD5

Vote
		Proponent	Mgmt Rec	Instruction

1	Accept Financial Statements and Statutory Reports	Mgmt	For	For

2	Elect Gerard Kleisterlee as Director	Mgmt	For	For

3	Re-elect John Buchanan as Director	Mgmt	For	For

4	Re-elect Vittorio Colao as Director	Mgmt	For	For

5	Re-elect Michel Combes as Director	Mgmt	For	For

6	Re-elect Andy Halford as Director	Mgmt	For	For

7	Re-elect Stephen Pusey as Director	Mgmt	For	For

8	Elect Renee James as Director	Mgmt	For	For

9	Re-elect Alan Jebson as Director	Mgmt	For	For

10	Re-elect Samuel Jonah as Director	Mgmt	For	For

11	Re-elect Nick Land as Director	Mgmt	For	For

12	Re-elect Anne Lauvergeon as Director	Mgmt	For	For

13	Re-elect Luc Vandevelde as Director	Mgmt	For	For

14	Re-elect Anthony Watson as Director	Mgmt	For	For

15	Re-elect Philip Yea as Director	Mgmt	For	For

16	Approve Final Dividend	Mgmt	For	For

17	Approve Remuneration Report	Mgmt	For	For

18	Reappoint Deloitte LLP as Auditors	Mgmt	For	For

19	Authorise Audit Committee to Fix Remuneration of Auditors	Mgmt	For	For

20	Authorise Issue of Equity with Pre-emptive Rights	Mgmt	For	For

21	Authorise Issue of Equity without Pre-emptive Rights	Mgmt	For	For

22	Authorise Market Purchase	Mgmt	For	For

23	Authorise the Company to Call EGM with Two Weeks' Notice	Mgmt	For	For

Azure Dynamics Corporation

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
AZD	19-Aug-11	Canada	05500N103	Special	19-Jul-11

CUSIP: 05500N103	ISIN: CA05500N1033	SEDOL: 2751771

Vote
		Proponent	Mgmt Rec	Instruction

1	Approve Stock Consolidation	Mgmt	For	For

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

Petroleo Brasileiro SA-Petrobras

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
PETR4	23-Aug-11	Brazil	P78331140	Special	09-Aug-11

CUSIP: P78331140	ISIN: BRPETRACNPR6	SEDOL: 2684532

Vote
		Proponent	Mgmt Rec	Instruction

	Meeting for ADR Holders	Mgmt

1	Ratify Alternate Director Miriam Aparecida Belchior as	Mgmt	For	Against
Director Until Next General Meeting to Fill Director Vacancy

Voter Rationale: TDAM opposes non-independent nominees when the board is not majority independent.

Policy Rationale: TDAM opposes non-independent nominees when the board is not majority independent.

2	Amend Articles 18, 19, 21, 22, 25, 28, and 39 Re: Board	Mgmt	For	For
Size, Procedures Applicable to Employee Board
Representative, Clarify Chairman's Casting Vote

NIKE, Inc.

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
NKE	19-Sep-11	USA	654106103	Annual	25-Jul-11

CUSIP: 654106103	ISIN: US6541061031	SEDOL: 2640147

Vote
		Proponent	Mgmt Rec	Instruction

1.1	Elect Director Alan B. Graf, Jr.	Mgmt	For	For

1.2	Elect Director John C. Lechleiter	Mgmt	For	For

NIKE, Inc.

Vote
		Proponent	Mgmt Rec	Instruction

1.3	Elect Director Phyllis M. Wise	Mgmt	For	For

Voter Rationale: The nominee's attendance was not highlighted as an issue at the previous AGM.

Policy Rationale: The nominee's attendance was not highlighted as an issue at the previous AGM.

2	Advisory Vote to Ratify Named Executive Officers'	Mgmt	For	For
Compensation

3	Advisory Vote on Say on Pay Frequency	Mgmt	One Year	One Year

Voter Rationale: TDAM votes for an annual advisory vote on executive compensation.

Policy Rationale: TDAM votes for an annual advisory vote on executive compensation.

4	Ratify Auditors	Mgmt	For	For

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

5N Plus Inc.

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
VNP	06-Oct-11	Canada	33833X101	Annual/Special	31-Aug-11

CUSIP: 33833X101	ISIN: CA33833X1015	SEDOL: B2B3VZ3

Vote
		Proponent	Mgmt Rec	Instruction

1	Elect Jacques L'Ecuyer, Jean-Marie Bourassa, John Davis,	Mgmt	For	For
Pierre Shoiry, Dennis Wood, Frank Fache and Laurent Raskin as Directors

2	Ratify PricewaterhouseCoppers LLP as Auditors	Mgmt	For	For

3	Approve Stock Option Plan	Mgmt	For	Against

Voter Rationale: TDAM generally opposes share option plans which allow directors or management to lower the exercise price of existing options or resolutions which seek to reduce the exercise price of outstanding options or extend the exercise period for existing options. In this case, of particular concern is the ability of management extend the term of options beyond the original expiry, or reprice, non-insider held options.

Policy Rationale: TDAM generally opposes share option plans which allow directors or management to lower the exercise price of existing options or resolutions which seek to reduce the exercise price of outstanding options or extend the exercise period for existing options. In this case, of particular concern is the ability of management extend the term of options beyond the original expiry, or reprice, non-insider held options.

The Procter & Gamble Company

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
PG	11-Oct-11	USA	742718109	Annual	12-Aug-11

CUSIP: 742718109	ISIN: US7427181091	SEDOL: 2704407

Vote
		Proponent	Mgmt Rec	Instruction

1	Elect Director Angela F. Braly	Mgmt	For	For

2	Elect Director Kenneth I. Chenault	Mgmt	For	For

3	Elect Director Scott D. Cook	Mgmt	For	For

4	Elect Director Susan Desmond-Hellmann	Mgmt	For	For

5	Elect Director Robert A. McDonald	Mgmt	For	For

6	Elect Director W. James McNerney, Jr.	Mgmt	For	For

7	Elect Director Johnathan A. Rodgers	Mgmt	For	For

8	Elect Director Margaret C. Whitman	Mgmt	For	For

9	Elect Director Mary Agnes Wilderotter	Mgmt	For	For

10	Elect Director Patricia A. Woertz	Mgmt	For	For

11	Elect Director Ernesto Zedillo	Mgmt	For	For

12	Ratify Auditors	Mgmt	For	For

13	Advisory Vote to Ratify Named Executive Officers'	Mgmt	For	For
Compensation

14	Advisory Vote on Say on Pay Frequency	Mgmt	One Year	One Year

Policy Rationale: TDAM votes for an annual advisory vote on executive compensation.

15	Amend Articles of Incorporation	Mgmt	For	For

Policy Rationale: Issues that are not addressed are referred for case-by-case evaluation.

16	Provide for Cumulative Voting	SH	Against	Against

Policy Rationale: Cumulative Voting which allows all votes to be cast for a single candidate or for any two or more of them should generally be opposed.

17	Phase Out Use of Laboratory Animals in Pet Food Product	SH	Against	Against
Testing
Policy Rationale: TDAM evaluates this item on a case-by-case basis.

18	Report on Political Contributions and Provide Advisory Vote	SH	Against	Against

Policy Rationale: TDAM votes with management on this proposal.

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

Diageo plc

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
DGE	19-Oct-11	United Kingdom	G42089113	Annual	17-Oct-11

CUSIP: G42089113	ISIN: GB0002374006	SEDOL: 0237400

Vote
		Proponent	Mgmt Rec	Instruction

1	Accept Financial Statements and Statutory Reports	Mgmt	For	For

2	Approve Remuneration Report	Mgmt	For	For

3	Approve Final Dividend	Mgmt	For	For

4	Re-elect Peggy Bruzelius as Director	Mgmt	For	For

5	Re-elect Laurence Danon as Director	Mgmt	For	For

6	Re-elect Lord Davies of Abersoch as Director	Mgmt	For	For

7	Re-elect Betsy Holden as Director	Mgmt	For	For

8	Re-elect Dr Franz Humer as Director	Mgmt	For	For

9	Re-elect Deirdre Mahlan as Director	Mgmt	For	For

10	Re-elect Philip Scott as Director	Mgmt	For	For

11	Re-elect Todd Stitzer as Director	Mgmt	For	For

12	Re-elect Paul Walsh as Director	Mgmt	For	For

13	Reappoint KPMG Audit plc as Auditors of the Company	Mgmt	For	For

14	Authorise Board to Fix Remuneration of Auditors	Mgmt	For	For

15	Authorise Issue of Equity with Pre-emptive Rights	Mgmt	For	For

16	Authorise Issue of Equity without Pre-emptive Rights	Mgmt	For	For

17	Authorise Market Purchase	Mgmt	For	For

18	Authorise EU Political Donations and Expenditure	Mgmt	For	For

19	Authorise the Company to Call EGM with Two Weeks' Notice	Mgmt	For	For

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

Banco Santander Brasil SA

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
SANB4	25-Oct-11	Brazil	P1505Z137	Special	10-Oct-11

CUSIP: P1505Z137	ISIN: BRSANBACNPR5	SEDOL: 2835578

Vote
	Proponent	Mgmt Rec	Instruction

Meeting for ADR Holders	Mgmt

Banco Santander Brasil SA

Vote
		Proponent	Mgmt Rec	Instruction

1	Appoint Celso Clemente Giacometti as Board Chairman	Mgmt	For	For

2	Confirm Board Composition	Mgmt	For	For

3	Amend Articles Re: Nivel 2 Regulations	Mgmt	For	For

4	Approve Long-Term Incentive Plan	Mgmt	For	For

Talison Lithium Ltd.

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
T39	22-Nov-11	Australia	Q88128105	Annual	20-Nov-11

CUSIP: N/A	ISIN: N/A	SEDOL: N/A

Vote
		Proponent	Mgmt Rec	Instruction

1	Elect Peter Oliver as a Director	Mgmt	For	Against

Voter Rationale: TDAM opposes non-independent nominees when the majority of the board is not independent.

Policy Rationale: TDAM opposes non-independent nominees when the majority of the board is not independent.

2	Elect Peter Robinson as a Director	Mgmt	For	Against

Voter Rationale: TDAM opposes non-independent nominees when the majority of the board is not independent.

Policy Rationale: TDAM opposes non-independent nominees when the majority of the board is not independent.

3	Elect Ronnie Beevor as a Director	Mgmt	For	For

4	Elect Mason Hills as a Director	Mgmt	For	Against

Voter Rationale: TDAM opposes non-independent nominees when the majority of the board is not independent.

Policy Rationale: TDAM opposes non-independent nominees when the majority of the board is not independent.

5	Elect Mark Smith as a Director	Mgmt	For	For

6	Elect David Shaw as a Director	Mgmt	For	For

7	Elect Frank Wheatley as a Director	Mgmt	For	Against

Voter Rationale: TDAM opposes non-independent nominees when the majority of the board is not independent.

Policy Rationale: TDAM opposes non-independent nominees when the majority of the board is not independent.

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

Lynas Corporation Ltd.

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
LYC	30-Nov-11	Australia	Q5683J103	Annual	28-Nov-11

CUSIP: Q5683J103	ISIN: AU000000LYC6	SEDOL: 6121176

Vote
		Proponent	Mgmt Rec	Instruction

1	Approve the Remuneration Report	Mgmt	For	For

2	Elect Liam Forde as Director	Mgmt	For	For

3	Elect Ziggy Switkowski as Director	Mgmt	For	For

4	Elect Kathleen Conlon as Director	Mgmt	For	For

5	Approve Issue of Options Under the 1999 Option Incentive Plan	Mgmt	For	For

6	Approve Issue of Performance Rights Under the Company's Rights Plan	Mgmt	For	For

7	Approve Issue of 4 Million Options to Nicholas Curtis	Mgmt	For	For

Australia and New Zealand Banking Group Ltd.

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
ANZ	16-Dec-11	Australia	Q09504137	Annual	14-Dec-11

CUSIP: Q09504137	ISIN: AU000000ANZ3	SEDOL: 6065586

Vote
		Proponent	Mgmt Rec	Instruction

2	Approve the Remuneration Report	Mgmt	For	For

3	Approve the Grant of Performance Rights to Michael Smith,	Mgmt	For	For
Chief Executive Officer of the Company

4	Approve the Terms and Conditions of the Selective Buy-Back	Mgmt	For	For
Schemes Relating to the Buy-Back of the June 2007 Sterling Preference Shares

5	Ratify Past Issue of 13.4 Million Convertible Preference Shares	Mgmt	For	For

Policy Rationale: Given the investment-related considerations of this proposal TDAM will evaluate this item on a case-by-case basis.

	Shareholder Proposal	Mgmt

6a	Elect R.J. Reeves as a Director	SH	Against	Against

Policy Rationale: TDAM evaluates this item on a case-by-case basis..

	Management Proposals	Mgmt

6b	Elect P.A.F. Hay as a Director	Mgmt	For	For

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

Australia and New Zealand Banking Group Ltd.

Vote
		Proponent	Mgmt Rec	Instruction

6c	Elect A.M. Watkins as a Director	Mgmt	For	For

Banco Santander Brasil SA

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
SANB4	16-Dec-11	Brazil	P1505Z137	Special	21-Nov-11

CUSIP: P1505Z137	ISIN: BRSANBACNPR5	SEDOL: 2835578

Vote
		Proponent	Mgmt Rec	Instruction

	Meeting for ADR Holders	Mgmt

1	Amend Articles Re: Nivel2 Regulations	Mgmt	For	For

Petroleo Brasileiro SA-Petrobras

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
PETR4	19-Dec-11	Brazil	P78331140	Special	01-Dec-11

CUSIP: P78331140	ISIN: BRPETRACNPR6	SEDOL: 2684532

Vote
		Proponent	Mgmt Rec	Instruction

	Meeting for ADR Holders	Mgmt

1	Approve Agreement to Absorb FAFEN ENERGIA	Mgmt	For	For

2	Approve Agreement to Absorb TERMORIO	Mgmt	For	For

3	Approve Agreement to Absorb UTE JUIZ DE FORA	Mgmt	For	For

4	Appoint KPMG Auditores Independentes to Appraise	Mgmt	For	For
Proposed Absorptions

5	Approve Independent Firm's Appraisal of FAFEN ENERGIA	Mgmt	For	For

6	Approve Independent Firm's Appraisal of TERMORIO	Mgmt	For	For

7	Approve Independent Firm's Appraisal of UTE JUIZ DE FORA	Mgmt	For	For

8	Approve Absorption of FAFEN ENERGIA	Mgmt	For	For

9	Approve Absorption of TERMORIO	Mgmt	For	For

10	Approve Absorption of UTE JUIZ DE FORA	Mgmt	For	For

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

Petroleo Brasileiro SA-Petrobras

Vote
		Proponent	Mgmt Rec	Instruction

11	Authorize Board to Ratify and Execute Approved Resolutions	Mgmt	For	For

12	Elect Josue Christiano Gomes da Silva as Director	Mgmt	For	Against

Policy Rationale: TDAM opposes non-independent nominees when the majority of the board is not independent.

Johnson Controls, Inc.

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
JCI	25-Jan-12	USA	478366107	Annual	17-Nov-11

CUSIP: 478366107	ISIN: US4783661071	SEDOL: 2476803

Vote
		Proponent	Mgmt Rec	Instruction

1.1	Elect Director Dennis W. Archer	Mgmt	For	For

1.2	Elect Director Mark P. Vergnano	Mgmt	For	For

1.3	Elect Director Richard Goodman	Mgmt	For	For

2	Ratify Auditors	Mgmt	For	For

3	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	For	Against

4	Declassify the Board of Directors	SH	Against	For

Policy Rationale: The annual election of directors is generally supported..

Vote Summary Report

Report was run from: 7/1/11 to 6/30/12

Institution Account(s): TDAM USA Global Sustainability Fund

Lindsay Corporation

Ticker	Meeting Date	Country	Security ID	Meeting Type	Record Date
LNN	30-Jan-12	USA	535555106	Annual	02-Dec-11

CUSIP: 535555106	ISIN: US5355551061	SEDOL: 2516613

Vote
		Proponent	Mgmt Rec	Instruction

1.1	Elect Director Richard W. Parod	Mgmt	For	For

1.2	Elect Director Michael D. Walter	Mgmt	For	For

2	Ratify Auditors	Mgmt	For	For

Lindsay Corporation

Vote
		Proponent	Mgmt Rec	Instruction

3	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	TD Asset Management USA Funds Inc.

Signature:	/s/ Kevin LeBlanc

Name & Title:	Kevin LeBlanc, President

Date:	July 11, 2012